Derivatives - Narrative (Details) £ in Millions, $ in Millions	Sep. 30, 2023 GBP (£)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, notional amount | £	£ 250.0		£ 340.0
Derivative, fair value | $		$ (7.7)		$ 9.3